Note 14 - Stock Compensation Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 14 - Stock Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	12,677,500	3,722,000	4,679,807	6,472,963
Allocated Share-based Compensation Expense		$ 363	$ 553
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		113	145
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rates Minimum		5.00%	28.30%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.15	$ 0.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	12,677,500	3,722,000	4,679,807	6,472,963
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12,867,500	330,000	40,000
Employee Stock Option [Member] | 2002 Equity Incentive Plan [Member]
Note 14 - Stock Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		10,000,000
Employee Stock Option [Member] | Equity Incentive Plan 2012 [Member]
Note 14 - Stock Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		330,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		330,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Note 14 - Stock Compensation Plan (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)		6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Deferred Compensation Arrangement with Individual, Compensation Expense		$ 310	$ 442
2002 Equity Incentive Plan [Member]
Note 14 - Stock Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	2,720,000	3,392,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,720,000	3,392,000
Equity Incentive Plan 2012 [Member]
Note 14 - Stock Compensation Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		30,000,000